ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consist of the following:

	September 30, 2022	December 31, 2021
Research and development	$297	$894
General and administrative	106	183
Payroll and related	297	291
Licensing related	—	62
Total accrued expenses	$700	$1,430

Accrued expenses consisted of:

	December 31,
	2021	2020
Accrued expenses:
Research and development	$894	$259
General and administrative	183	156
Payroll and related	291	342
Licensing related	62	81
Other	—	9
Total accrued expenses	$1,430	$847